ARROW INVESTMENTS TRUST

ARROW DWA TACTICAL: INTERNATIONAL ETF

(Formerly known as Arrow DWA Country Rotation ETF)

DWCR

Incorporated herein by reference is the definitive version of the Prospectus for each of the above-referenced Funds filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on February 17, 2021 (SEC Accession No. 0001580642-21-000727).